Segment and Revenue by Geography and by Major Customer	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE
15-
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER
:

a.
For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

	Year ended December 31, 2021
	Audio- Video	Automotive	Consolidated

	U.S. dollars in thousands
Revenues	62,801	7,883	70,684
Gross profit	48,909	1,670	50,579
Research and development expenses	14,054	32,821	46,875
Sales and marketing expenses	6,944	7,270	14,214
General and administrative expenses	8,322	8,234	16,556

Segment operating profit (loss)	19,589	(46,655)	(27,066)

Financial income, net			929

Loss before taxes on income			(26,137)

Depreciation expenses	371	728	1,099

	Year ended December 31, 2020
	Audio- Video	Automotive	Consolidated

	U.S. dollars in thousands
Revenues	54,843	2,067	56,910
Gross profit (loss)	43,609	(131)	43,478
Research and development expenses	13,116	31,609	44,725
Sales and marketing expenses	6,625	7,032	13,657
General and administrative expenses	4,064	3,820	7,884

Segment operating profit (loss)	19,804	(42,592)	(22,788)

Financial income, net			3,300

Loss before taxes on income			(19,488)

Depreciation expenses	419	674	1,093

	Year ended December 31, 2019
	Audio- Video	Automotive	Consolidated

	U.S. dollars in thousands
Revenues	59,053	988	60,041
Gross profit (loss)	47,699	(243)	47,456
Research and development expenses	20,257	32,447	52,704
Sales and marketing expenses	8,046	9,570	17,616
General and administrative expenses	2,569	2,551	5,120

Segment operating profit (loss)	16,827	(44,811)	(27,984)

Financial income, net			2,443

Loss before taxes on income			(25,541)

Depreciation expenses	505	533	1,038

b.	Geographic Revenues
The following table shows revenue by geography, based on the customers’ “bill to” location:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Israel	1,670	1,028	1,470
China	15,574	11,989	7,268
Hong Kong	13,964	9,780	11,267
United States	10,842	7,969	12,189
Mexico	2,381	7,708	9,065
Japan	7,669	6,802	8,895
Other	18,584	11,634	9,887

	70,684	56,910	60,041

c.	Supplemental data - Major Customers:
The following table summarizes the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	December 31
	2021	2020

	U.S. dollars in thousands
Accounts Receivable
Customer A	0%	36%
Customer B	16%	20%
Customer C	0%	14%
Customer D	12%	3%

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Revenues
Customer C	10%	17%	18%
Customer D	11%	12%	14%
Customer B	9%	10%	12%

d.	Property and Equipment by Geography:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Domestic (Israel)	2,259	1,543	1,939
Taiwan	199	344	349
China	210	312	—
USA	73	151	290
Other	—	3	7

	2,741	2,353	2,585